American Trust Allegiance Fund
Schedule of Investments
at May 31, 2022 (Unaudited)

Shares	COMMON STOCKS: 86.23%	Value
	Administrative Support and Services: 0.34%
1,075	PayPal Holdings, Inc.*	$91,601

	Air Transportation: 1.79%
10,000	Alaska Air Group, Inc.*	482,600

	Apparel Manufacturing: 0.48%
2,570	VF Corp.	129,682

	Broadcasting (except Internet): 0.76%
4,640	Comcast Corp. - Class A	205,459

	Chemical Manufacturing: 2.44%
26,940	Cameco Corp.#	659,222

	Computer and Electronic Product Manufacturing: 13.41%
4,580	Analog Devices, Inc.	771,272
3,740	Apple, Inc.	556,662
5,500	International Business Machines Corp.	763,620
1,150	Northrop Grumman Corp.	538,166
2,755	NXP Semiconductors N.V.#	522,789
4,970	Sony Corp. - ADR	467,528
		3,620,037
	Construction of Buildings: 2.43%
8,160	Lennar Corp. - Class A	654,840

	Crude Petroleum Extraction: 3.69%
8,865	ConocoPhillips	996,071

	Food Manufacturing: 4.94%
9,170	Archer-Daniels-Midland Co.	832,819
7,885	Mondelez International, Inc. - Class A	501,171
		1,333,990
	Food Services and Drinking Places: 2.55%
88,177	Arcos Dorados Holdings, Inc. - Class A#	689,544

	General Merchandise Stores: 4.74%
8,975	BJ's Wholesale Club Holdings, Inc.*	519,383
4,690	Target Corp.	759,217
		1,278,600
	Heavy and Civil Engineering Construction: 5.00%
47,840	Fluor Corp.*	1,350,523

	Insurance Carriers and Related Activities: 7.89%
5,060	Berkshire Hathaway, Inc. - Class B*	1,598,859
17,480	Equitable Holdings, Inc.	531,567
		2,130,426
	Machinery Manufacturing: 0.91%
470	Lam Research Corp.	244,414

	Miscellaneous Manufacturing: 4.41%
5,185	Hasbro, Inc.	465,354
13,065	Nintendo Co., Ltd. - ADR	726,414
		1,191,768
	Oil and Gas Extraction: 3.33%
6,580	Cheniere Energy, Inc.	899,947

	Other Information Services: 1.18%
1,640	Meta Platforms, Inc. - Class A*	317,570

	Paper Manufacturing: 2.82%
68,130	Suzano SA - ADR	761,012

	Professional, Scientific, and Technical Services: 1.10%
2,125	Jacobs Engineering Group, Inc.	297,691

	Publishing Industries (except Internet): 2.15%
2,130	Microsoft Corp.	579,083

	Real Estate: 1.06%
3,466	CBRE Group, Inc. - Class A*	287,123

	Rental and Leasing Services : 1.97%
2,700	Netflix, Inc.*	533,088

	Securities, Commodity Contracts, and Other Finance: 4.46%
2,255	Goldman Sachs Group, Inc.	737,047
8,530	KKR & Co., Inc.	467,529
		1,204,576
	Transportation Equipment Manufacturing: 3.28%
4,800	Autoliv, Inc.	384,384
46,910	Embraer S.A. - ADR*	502,406
		886,790
	Telecommunications: 2.56%
32,410	America Movil SAB de CV - Class L - ADR	691,629

	Utilities: 6.54%
13,376	Constellation Energy Corp.	830,382
20,320	NRG Energy, Inc.	935,533
		1,765,915
	TOTAL COMMON STOCKS (Cost $15,521,390)	23,283,201

	REITs: 6.69%
	Real Estate: 4.24%
4,565	Boston Properties, Inc.	507,537
24,640	JBG SMITH Properties	635,958
		1,143,495
	Warehousing and Storage: 2.45%
12,285	Iron Mountain, Inc.	662,161
	TOTAL REITs (Cost $1,652,474)	1,805,656

	Money Market Fund: 7.07%
1,908,121	Fidelity Investments Money Market Government Portfolio - Class I, 0.60%†	1,908,121
	TOTAL MONEY MARKET FUND (Cost $1,908,121)	1,908,121
	Total Investments in Securities (Cost $19,081,985): 99.99%	26,996,978
	Other Assets in Excess of Liabilities: 0.01%	2,469
	Net Assets: 100.00%	$26,999,447

* Non-income producing security.
# U.S. traded security of a foreign issuer.
† Rate shown is the 7-day annualized yield as of May 31, 2022.
ADR - American Depository Receipt
REIT - Real Estate Investment Trust

American Trust Allegiance Fund
Summary of Fair Value Disclosure at May 31, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of May 31, 2022:

	Level 1	Level 2	Level 3	Total

Common Stocks
Administrative Support and Waste Management	$91,601	$-	$-	$91,601
Construction	2,005,363	-	-	2,005,363
Finance and Insurance	2,867,472	-	-	2,867,472
Information	1,102,112	-	-	1,102,112
Management of Companies and Enterprises	691,629	-	-	691,629
Manufacturing	8,167,692	-	-	8,167,692
Mining	1,655,293	-	-	1,655,293
Professional, Scientific, and Technical Services	297,691	-	-	297,691
Real Estate, Rental, and Leasing	820,212	-	-	820,212
Retail Trade	2,435,674	-	-	2,435,674
Transportation and Warehousing	482,600	-	-	482,600
Utilities	2,665,862	-	-	2,665,862
Total Common Stocks	23,283,201	-	-	23,283,201
REITs	1,805,656	-	-	1,805,656
Money Market Fund	1,908,121	-	-	1,908,121
Total Investments in Securities	$26,996,978	$-	$-	$26,996,978

Refer to the Fund’s schedule of investments for a detailed break-out of securities by industry classification.